SEGMENT AND DISAGGREGATED REVENUE INFORMATION	12 Months Ended
Dec. 29, 2018
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
SEGMENT AND DISAGGREGATED REVENUE INFORMATION

NOTE 15. SEGMENT AND DISAGGREGATED REVENUE INFORMATION

Segment Reporting

        We have the following reportable segments:

•	Label and Graphic Materials – manufactures and sells pressure-sensitive labeling materials and films for graphic and reflective applications;
•

Retail Branding and Information Solutions – designs, manufactures and sells a wide variety of branding and information products and services, including brand and price tickets, tags and labels (including RFID inlays), and related services, supplies and equipment; and

•	Industrial and Healthcare Materials – manufactures performance tapes and other adhesive products for industrial, medical and other applications as well as fastener solutions.

        Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. We evaluate performance based on income from operations before interest expense and taxes. General corporate expenses are excluded from the computation of income from operations for the segments.

        We do not disclose total assets by reportable segment since we neither generate nor review such information internally. As our reporting structure is neither organized nor reviewed internally by country, results by individual country are not provided.

Disaggregated Revenue Information

        Disaggregated revenue information is set forth below in the manner that best depicts how the nature, amount, timing and uncertainty of our revenue and cash flows are affected by economic factors. Revenue from our LGM reportable segment is attributed to geographic areas based on the location from which products are shipped. Revenue from our RBIS reportable segment is shown by product group.

(In millions)	2018	2017	2016

Net sales to unaffiliated customers
Label and Graphic Materials:
U.S.	$1,256.0	$1,198.4	$1,161.0
Europe	1,851.3	1,689.3	1,514.3
Asia	1,081.2	1,002.6	928.9
Latin America	367.8	357.0	331.6
Other international	294.8	264.4	251.5

Total Label and Graphic Materials	4,851.1	4,511.7	4,187.3

Retail Branding and Information Solutions:
Apparel	1,441.7	1,352.0	1,276.7
Printer Solutions	171.5	159.2	168.7

Total Retail Branding and Information Solutions	1,613.2	1,511.2	1,445.4

Industrial and Healthcare Materials	694.7	590.9	453.8

Net sales to unaffiliated customers	$7,159.0	$6,613.8	$6,086.5

        Revenue by geographic area is set forth below. Revenue is attributed to geographic areas based on the location from which the product is shipped.

(In millions)	2018	2017	2016

Net sales to unaffiliated customers
U.S.	$1,625.1	$1,557.8	$1,525.6
Europe	2,251.4	2,041.6	1,838.8
Asia	2,473.2	2,250.5	1,996.1
Latin America	490.0	476.4	450.5
Other international	319.3	287.5	275.5

Net sales to unaffiliated customers	$7,159.0	$6,613.8	$6,086.5

        Net sales to unaffiliated customers in Asia included sales in China (including Hong Kong) of $1.43 billion in 2018, $1.3 billion in 2017, and $1.14 billion in 2016.

Additional Segment Information

        Additional financial information by reportable segment is set forth below.

(In millions)	2018	2017	2016

Intersegment sales
Label and Graphic Materials	$78.7	$64.1	$63.4
Retail Branding and Information Solutions	4.7	3.2	2.9
Industrial and Healthcare Materials	8.8	7.7	7.2

Intersegment sales	$92.2	$75.0	$73.5

Income before taxes
Label and Graphic Materials	$568.2	$577.4	$522.0
Retail Branding and Information Solutions	170.4	126.7	105.0
Industrial and Healthcare Materials	62.9	52.6	56.1
Corporate expense	(83.4)	(86.2)	(92.9)
Interest expense	(58.5)	(63.0)	(59.9)
Other non-operating expense	(104.8)	(18.0)	(53.2)

Income before taxes	$554.8	$589.5	$477.1

Capital expenditures
Label and Graphic Materials	$151.5	$125.5	$118.8
Retail Branding and Information Solutions	57.1	48.8	50.9
Industrial and Healthcare Materials	19.3	19.5	7.2

Capital expenditures	$227.9	$193.8	$176.9

Depreciation and amortization expense
Label and Graphic Materials	$104.7	$102.3	$103.1
Retail Branding and Information Solutions	49.0	56.4	64.3
Industrial and Healthcare Materials	27.3	20.0	12.7

Depreciation and amortization expense	$181.0	$178.7	$180.1

Other expense, net by reportable segment
Label and Graphic Materials	$61.8	$14.5	$13.0
Retail Branding and Information Solutions	11.4	18.1	9.8
Industrial and Healthcare Materials	(1.0)	3.7	1.9
Corporate	(2.3)	.2	(.9)

Other expense, net	$69.9	$36.5	$23.8

Other expense, net by type
Restructuring charges:
Severance and related costs	$63.0	$31.2	$14.7
Asset impairment charges and lease cancellation costs	10.7	2.2	5.2
Other items:
Argentine peso remeasurement transition loss	3.4	–	–
Other restructuring-related charge	.5	–	–
Transaction costs	–	5.2	5.0
Reversal of acquisition-related contingent consideration	(5.0)	–	–
Net gain on sales of assets	(2.7)	(2.1)	(1.1)

Other expense, net	$69.9	$36.5	$23.8

        Property, plant and equipment, net, in our U.S. and international operations were as follows:

(In millions)	2018	2017	2016

Property, plant and equipment, net
U.S.	$317.3	$286.4	$278.5
International	820.1	811.5	636.7

Property, plant and equipment, net	$1,137.4	$1,097.9	$915.2